Leases - Schedule of Information about movement of Leasing Liabilities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule Of Information About Movement Of Leasing Liabilities [Abstract]
Beginning balance	¥ 33,356		¥ 43,296
Recognition of of additional leasing contract	179,384		24,431
Interest of lease liabilities	5,087		1,695
Leasing payment	(40,837)	$ (5,921)	(36,066)	¥ (45,682)
Ending balance	¥ 176,990		¥ 33,356	¥ 43,296